497(e)
                                                                       333-64749

The Equitable Life Assurance Society of the United States --
SUPPLEMENT DATED FEBRUARY 4, 2003, TO THE CURRENT ACCUMULATOR PLUS PROSPECTUS FOR THE 2002 SERIES
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced Prospectuses. Unless otherwise indicated, all other information in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. The modifications are as follows:


A. THE FOLLOWING IS EFFECTIVE AS OF FEBRUARY 18, 2003:

1) In "Contents of this Prospectus" under "Appendices," the following is added as the last item:

     IV -- Hypothetical illustrations

2) In "Equitable Accumulator at a glance -- key features" under "Fees and charges:"

     (a) the second bullet is deleted in its entirety and is replaced with the following:

     The charges for the guaranteed minimum death benefits range from 0.0% to 0.60%, annually, of the applicable benefit base. The benefit base is described under "Your benefit base" in "Contract features and benefits" later in this Prospectus.

     (b) the fourth bullet is deleted in its entirety and is replaced with the following:

     Annual 0.60% of the applicable benefit base charge for the optional Living Benefit until you exercise your guaranteed minimum income benefit, elect another annuity payout or the contract date anniversary after the annuitant reaches age 85, whichever occurs first.

3) In "Fee Table" the section entitled "Charges we deduct from your account value each year if you elect the optional benefit," is deleted in its entirety and replaced with the following:

     GUARANTEED MINIMUM DEATH BENEFIT CHARGE (calculated as a percentage of the applicable benefit base. Deducted annually on each contract date anniversary).


  Standard death benefit                                       0.0%
  Annual Ratchet to age 85                                     0.30% of the Annual Ratchet to age 85 benefit base
  6% Roll-up to age 85                                         0.45% of the 6% roll-up to age 85 benefit base
  Greater of 6% Roll-up to age 85 or Annual Ratchet to         0.60% of the greater of the 6% roll-up to age 85 benefit base or
  age 85                                                       the Annual Ratchet to age 85 benefit base, as applicable
-------------------------------------------------------------- -----------------------------------------------------------------
  Living Benefit Charge (calculated as a percentage of the     0.60%
  applicable benefit base. Deducted annually on each
  contract date anniversary)
-------------------------------------------------------------- -----------------------------------------------------------------
  Protection Plus benefit charge (calculated as a percentage   0.35%
  of the account value. Deducted annually on each contract
  date anniversary)
-------------------------------------------------------------- -----------------------------------------------------------------




IM-02-29(1/03)
131935
                                                                       Plus '02
                                                                         New Biz
                                                                         x00469

4) In "Fee Table" under "Examples" the expense example table shown is deleted in its entirety and replaced with the following new table:



------------------------------------------------------------------------------------------------
                                                   IF YOU SURRENDER YOUR CONTRACT AT THE END
                                                      OF EACH PERIOD SHOWN, THE EXPENSES
                                                                   WOULD BE:
                                                 -----------------------------------------------
                                                    1 YEAR     3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        109.62      186.87     268.39     457.50
AXA Premier VIP Health Care                      119.45      215.48     314.53     541.17
AXA Premier VIP International Equity             118.90      213.91     312.01     536.73
AXA Premier VIP Large Cap Core Equity            113.99      199.66     289.12     495.68
AXA Premier VIP Large Cap Growth                 113.99      199.66     289.12     495.68
AXA Premier VIP Large Cap Value                  113.99      199.66     289.12     495.68
AXA Premier VIP Small/Mid Cap Growth             116.72      207.59     301.90     518.73
AXA Premier VIP Small/Mid Cap Value              116.72      207.59     301.90     518.73
AXA Premier VIP Technology                       119.45      215.48     314.53     541.17
EQ/Aggressive Stock                              109.51      186.55     267.87     456.52
EQ/Alliance Common Stock                         107.76      181.41     259.47     440.77
EQ/Alliance Growth and Income                    108.85      184.62     264.73     450.65
EQ/Alliance Intermediate Government Securities   108.75      184.30     264.20     449.66
EQ/Alliance International                        113.99      199.66     289.12     495.68
EQ/Money Market                                  106.34      177.21     252.60     427.78
EQ/Alliance Premier Growth                       111.80      193.28     278.80     476.79
EQ/Alliance Quality Bond                         108.53      183.66     263.15     447.70
EQ/Alliance Small Cap Growth                     110.82      190.40     274.13     468.16
EQ/Alliance Technology                           111.80      193.28     278.80     476.79
EQ/Balanced                                      109.07      185.27     265.78     452.61
EQ/Bernstein Diversified Value                   109.62      186.87     268.39     457.50
EQ/Calvert Socially Responsible                  110.71      190.08     273.61     467.19
EQ/Capital Guardian International                112.35      194.87     281.39     481.55
EQ/Capital Guardian Research                     109.62      186.87     268.39     457.50
EQ/Capital Guardian U.S. Equity                  109.62      186.87     268.39     457.50
EQ/Emerging Markets Equity                       118.90      213.91     312.01     536.73
EQ/Equity 500 Index                              105.36      174.30     247.83     418.68
EQ/Evergreen Omega                               109.62      186.87     268.39     457.50
EQ/FI Mid Cap                                    110.16      188.48     271.00     462.36
EQ/FI Small/Mid Cap Value                        111.26      191.68     276.21     472.00
EQ/High Yield                                    109.29      185.91     266.82     454.57
EQ/International Equity Index                    111.26      191.68     276.21     472.00
EQ/J.P. Morgan Core Bond                         107.98      182.05     260.52     442.76
EQ/Janus Large Cap Growth                        111.80      193.28     278.80     476.79
EQ/Lazard Small Cap Value                        111.26      191.68     276.21     472.00
EQ/Marsico Focus                                 111.80      193.28     278.80     476.79
EQ/Mercury Basic Value Equity                    109.62      186.87     268.39     457.50
EQ/MFS Emerging Growth Companies                 109.84      187.51     269.44     459.44
EQ/MFS Investors Trust                           109.62      186.87     268.39     457.50
EQ/Putnam Growth & Income Value                  109.62      186.87     268.39     457.50
EQ/Putnam International Equity                   112.89      196.47     283.98     486.28
EQ/Putnam Voyager                                109.62      186.87     268.39     457.50
EQ/Small Company Index                           108.53      183.66     263.15     447.70
------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
                                                  IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                                     THE END OF EACH PERIOD SHOWN, THE
                                                             EXPENSES WOULD BE:
                                                 -----------------------------------------------
                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        29.62     116.87     208.39     457.50
AXA Premier VIP Health Care                      39.45     145.48     254.53     541.17
AXA Premier VIP International Equity             38.90     143.91     252.01     536.73
AXA Premier VIP Large Cap Core Equity            33.99     129.66     229.12     495.68
AXA Premier VIP Large Cap Growth                 33.99     129.66     229.12     495.68
AXA Premier VIP Large Cap Value                  33.99     129.66     229.12     495.68
AXA Premier VIP Small/Mid Cap Growth             36.72     137.59     241.90     518.73
AXA Premier VIP Small/Mid Cap Value              36.72     137.59     241.90     518.73
AXA Premier VIP Technology                       39.45     145.48     254.53     541.17
EQ/Aggressive Stock                              29.51     116.55     207.87     456.52
EQ/Alliance Common Stock                         27.76     111.41     199.47     440.77
EQ/Alliance Growth and Income                    28.85     114.62     204.73     450.65
EQ/Alliance Intermediate Government Securities   28.75     114.30     204.20     449.66
EQ/Alliance International                        33.99     129.66     229.12     495.68
EQ/Money Market                                  26.34     107.21     192.60     427.78
EQ/Alliance Premier Growth                       31.80     123.28     218.80     476.79
EQ/Alliance Quality Bond                         28.53     113.66     203.15     447.70
EQ/Alliance Small Cap Growth                     30.82     120.40     214.13     468.16
EQ/Alliance Technology                           31.80     123.28     218.80     476.79
EQ/Balanced                                      29.07     115.27     205.78     452.61
EQ/Bernstein Diversified Value                   29.62     116.87     208.39     457.50
EQ/Calvert Socially Responsible                  30.71     120.08     213.61     467.19
EQ/Capital Guardian International                32.35     124.87     221.39     481.55
EQ/Capital Guardian Research                     29.62     116.87     208.39     457.50
EQ/Capital Guardian U.S. Equity                  29.62     116.87     208.39     457.50
EQ/Emerging Markets Equity                       38.90     143.91     252.01     536.73
EQ/Equity 500 Index                              25.36     104.30     187.83     418.68
EQ/Evergreen Omega                               29.62     116.87     208.39     457.50
EQ/FI Mid Cap                                    30.16     118.48     211.00     462.36
EQ/FI Small/Mid Cap Value                        31.26     121.68     216.21     472.00
EQ/High Yield                                    29.29     115.91     206.82     454.57
EQ/International Equity Index                    31.26     121.68     216.21     472.00
EQ/J.P. Morgan Core Bond                         27.98     112.05     200.52     442.76
EQ/Janus Large Cap Growth                        31.80     123.28     218.80     476.79
EQ/Lazard Small Cap Value                        31.26     121.68     216.21     472.00
EQ/Marsico Focus                                 31.80     123.28     218.80     476.79
EQ/Mercury Basic Value Equity                    29.62     116.87     208.39     457.50
EQ/MFS Emerging Growth Companies                 29.84     117.51     209.44     459.44
EQ/MFS Investors Trust                           29.62     116.87     208.39     457.50
EQ/Putnam Growth & Income Value                  29.62     116.87     208.39     457.50
EQ/Putnam International Equity                   32.89     126.47     223.98     486.28
EQ/Putnam Voyager                                29.62     116.87     208.39     457.50
EQ/Small Company Index                           28.53     113.66     203.15     447.70
------------------------------------------------------------------------------------------------

5) In "Charges and expenses" under "Charges that Equitable Life deducts" under "Guaranteed minimum death benefit charge":

     (a) the second sentence in the first paragraph is deleted in its entirety and replaced with the following:

     The charge is equal to 0.30% of the Annual ratchet to age 85 benefit base.


     (b) the second sentence in the second paragraph is deleted in its entirety and replaced with the following:

     The charge is equal to 0.45% of the 6% Roll up to age 85 benefit base.

     (c) the second sentence in the third paragraph is deleted in its entirety and replaced with the following:

     The charge is equal to 0.60% of the greater of the 6% Roll up to age 85 or the Annual ratchet to age 85 benefit base.


6) In "Charges and expenses" under "Charges that Equitable Life Deducts" under "Living Benefit Charge:"

     (a) the second sentence in the first paragraph is deleted in its entirety and replaced with the following:

     The charge is equal to 0.60% of the applicable benefit base in effect on the contract date anniversary.


B. THE FOLLOWING IS EFFECTIVE IMMEDIATELY:


1) In "Payment of death benefit" under "Beneficiary continuation option" under "Beneficiary continuation option for NQ contracts only" under "If the owner and annuitant are not the same person," the third bullet is deleted in its entirety and replaced with the following:

     The contract's withdrawal charge schedule (if applicable) will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free corridor amount (if applicable) will continue to apply to withdrawals but does not apply to surrenders.


2) In "Tax Information" under "Taxation of nonqualified annuities," the following is added as a new section above "Early distribution penalty tax":

     BENEFICIARY CONTINUATION OPTION

     We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for NQ contracts. Among other things, the IRS rules that:

     o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects Withdrawal Option 1 or Withdrawal Option 2;

     o scheduled payments, any additional withdrawals under Withdrawal Option 2, or contract surrenders under Withdrawal Option 1 will only be taxable to the beneficiary when amounts are actually paid, regardless of the Withdrawal Option selected by the beneficiary;

     o a beneficiary who irrevocably elects scheduled payments with Withdrawal Option 1 will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.

  The ruling specifically does not address the taxation of any payments received by a beneficiary electing Withdrawal Option 2 (whether scheduled payments or any withdrawal that might be taken). There is no assurance that we will receive any further rulings addressing the tax consequences of payments under Withdrawal Option 2. Before electing the beneficiary continuation option feature, the individuals you designate as beneficiary or successor owner should discuss with their tax advisors the consequences of such elections.

  The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


3)   The following is added as Appendix IV:

Appendix IV: Hypothetical illustrations
--------------------------------------------------------------------------------
ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                   BENEFITS


The following table illustrates the changes in account value, cash value and the values of the "greater of 6% Roll up to Age 85 or the Annual Ratchet to Age 85" guaranteed minimum death benefit, the Protection Plus benefit and the guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator Plus contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 (plus a 4% credit) contribution and takes no withdrawals. The amounts shown are for the beginning of each policy year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.50)% and 3.50% for the Accumulator Plus contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the guaranteed minimum death benefit, Protection Plus benefit and the Living Benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these benefit charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all policy charges. The values shown under "Lifetime Annual Living Benefit" reflect the lifetime income that would be guaranteed if the Living Benefit is selected at that contract anniversary. An "N/A"in these columns indicates that the benefit is not exercisable in that year. A "0"under any of the Death Benefit and/or the "Lifetime Annual Living Benefit"columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.48%, (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.37% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of policy values among the investment options. These rates reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios, as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this prospectus. Without those arrangements, the charges shown above would be higher. This would result in lower values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

VARIABLE DEFERRED ANNUITY
ACCUMULATOR PLUS
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
  GREATER OF 6% ROLL-UP AND THE ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM
    DEATH BENEFIT
  PROTECTION PLUS
  GUARANTEED MINIMUM INCOME BENEFIT

                                                               GUARANTEED
                                                                 MINIMUM
                       ACCOUNT VALUE        CASH VALUE        DEATH BENEFIT
                    ------------------- ------------------ -------------------
  AGE   POLICY YEAR     0%        6%       0%        6%        0%        6%
------ ------------ --------- --------- -------- --------- --------- ---------
  60         1       104,000  104,000    96,000    96,000   104,000  104,000
  61         2        99,722  105,940    91,722    97,940   110,240  110,240
  62         3        95,487  107,862    88,487   100,862   116,854  116,854
  63         4        91,287  109,760    84,287   102,760   123,866  123,866
  64         5        87,118  111,629    81,118   105,629   131,298  131,298
  65         6        82,973  113,461    77,973   108,461   139,175  139,175
  66         7        78,845  115,251    74,845   111,251   147,526  147,526
  67         8        74,728  116,991    71,728   113,991   156,378  156,378
  68         9        70,616  118,673    70,616   118,673   165,760  165,760
  69        10        66,501  120,288    66,501   120,288   175,706  175,706
  74        15        45,603  127,015    45,603   127,015   235,134  235,134
  79        20        23,358  130,345    23,358   130,345   314,662  314,662
  84        25             0  128,182         0   128,182         0  421,089
  89        30             0  132,306         0   132,306         0  446,355
  94        35             0  140,149         0   140,149         0  446,355
  95        36             0  141,869         0   141,869         0  446,355



                                                  LIFETIME ANNUAL
                                                  LIVING BENEFIT
                                        ----------------------------------
                    TOTAL DEATH BENEFIT
                      WITH PROTECTION      GUARANTEED       HYPOTHETICAL
                           PLUS              INCOME            INCOME
                    ------------------- ----------------- ----------------
  AGE   POLICY YEAR     0%        6%       0%       6%       0%       6%
------ ------------ --------- --------- -------- -------- -------- -------
  60         1       104,000  104,000      N/A     N/A       N/A     N/A
  61         2       114,336  114,336      N/A     N/A       N/A     N/A
  62         3       123,596  123,596      N/A     N/A       N/A     N/A
  63         4       133,412  133,412      N/A     N/A       N/A     N/A
  64         5       143,817  143,817      N/A     N/A       N/A     N/A
  65         6       154,846  154,846      N/A     N/A       N/A     N/A
  66         7       166,536  166,536      N/A     N/A       N/A     N/A
  67         8       178,929  178,929      N/A     N/A       N/A     N/A
  68         9       192,064  192,064      N/A     N/A       N/A     N/A
  69        10       205,988  205,988      N/A     N/A       N/A     N/A
  74        15       289,188  289,188    14,837  14,837    14,837  14,837
  79        20       400,527  400,527    21,208  21,208    21,208  21,208
  84        25             0  514,506         0  36,214         0  36,214
  89        30             0  539,771      N/A     N/A       N/A     N/A
  94        35             0  539,771      N/A     N/A       N/A     N/A
  95        36             0  539,771      N/A     N/A       N/A     N/A

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A POLICY WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.